UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville Ohio 44141

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1204, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: August 31, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Prasad Growth Fund

September 30, 2004

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Prasad Growth Fund

	Schedule of Investments in Securities
	September 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
	Aerospace and Defense (Elec & OEM)
1,000	United Industrial	$32,890
1,400	Innovative Solutions & Support, Inc.	34,342
		67,232	5.82%
	Banks (West/Southwest)
1,000	Wilshire Bank	30,180	2.61%

	Building (Residential & Commercial)
1,000	D.R. Horton, Inc.	33,110	2.87%

	Building (Wood Products)
1,400	Building Materials	38,528	3.34%

	Business Service (Miscellaneous)
800	First Marblehead	37,120	3.21%

	Business Service (Security/Safety)
1,000	Armor Holdings	41,610	3.60%

	Chemicals (Specialty)
900	Ceradyne, Inc.	39,519	3.42%

	Computer (Graphics)
1,000	Autodesk, Inc.	48,630	4.21%

	Financial (Consumer Loans)
900	Accredited Home Lenders Holding Co.	34,668	3.00%

	Financial (Savings & Loans)
2,000	Commercial Cap Bancorp., Inc.	45,380	3.93%

	Healthcare (Outpatient/Home Care)
1,300	Amedsisys, Inc.	38,935	3.37%

	Internet (Service Provider)
1,000	NetEase.com, Inc.	37,940	3.28%

	Mining (Miscellaneous)
600	Cleveland-Cliffs, Inc.	48,522
800	Southern Peru	41,328
		89,850	7.78%
	Personal (Shoes)
1,000	Deckers Outdoor Corp.	34,000	2.94%

	Petroleum (Refining/Marketing)
2,000	Holly Corp.	51,000	4.42%

	Petroleum (US Exploration/Production)
1,000	Petroleum Development Corp.	43,820	3.79%

	Retail (Discount Variety)
1,200	American Eagle Outfitters	44,220	3.83%

	Steel (Basic)
1,000	Steel Dynamics	38,620	3.34%

	Telecommunications (Cellular)
400	Vimpel Communications	43,520	3.77%

	Transportation (Ship)
1,200	General Maritime Corp.	41,796	3.62%

	Transportation (Truck)
1,000	Yellow Freight	46,890	4.06%

	TOTAL COMMON STOCK	926,568	80.22%

	Real Estate Investment Trust
1,000	Impac Mortgage Holdings, Inc.	26,300	2.28%

	TOTAL REAL ESTATE INVESTMENT TRUSTS	26,300	2.28%

CALL OPTIONS
	Building (Residential/Commercial)
500	Pulte Homes Call: April @ 65	2,300	0.20%

	Building (Tools)
500	Black & Decker Call: February @ 75	3,050	0.26%

	Business Service (Schools)
2,000	Corinthian Call: January @ 15	6,000	0.52%

	Business Service (Security/Safety)
1,000	DHB Industries Call: January @ 15	2,000	0.17%

	Drug (Biomedical/Genetic)
1,000	Abgentix Call: October @ 20	0	0.00%

	Energy (Other Sources)
1,000	Headwaters Call: May @ 30	4,300	0.37%

	Food (Meat Products)
3,000	Cal-Maine Foods Call: February @ 15	1,950	0.17%

	Healthcare (HMO)
1,500	Sierra Health Services Call: March @ 50	3,900	0.34%

	Metal Products (Procurement/Fabrication)
2,000	Metal Management, Inc. October @ 15	200	0.02%

	Insurance (Accident/Health)
1,000	UICI Call: February @ 30	4,200	0.36%

	Petroleum (Drilling)
1,000	Unit Corp. Call: March @ 35	3,400	0.29%

	Petroleum (Field Services)
1,000	Cal Dive International Call: March @ 35	3,200	0.28%

	Poultry Slaughtering and Processing
1,000	Tyson Foods Call: January @ 22.5	200	0.02%

	Real Estate Development
1,000	Nevada Gold & Casinos Call: October @ 17.5	0	0.00%

	Retail (Computers)
1,000	Navarre Call: December @ 15	1,350	0.12%

	Software (Desktop)
1,000	Sonic Solutions Call: February @ 20	1,000	0.09%

	Software (Financial)
1,000	Epic Systems Call: January @ 17.5	1,500	0.13%

	Telecommunications (Cellular)
1,000	UT Starcom Call: November 30	0	0.00%

	Transportation (Rail)
1,000	Norfold Southern Call: March 30	1,650	0.14%

	Transportation (Ship)
2,000	CP Ships Call: October @ 20	0
1,000	Tsakos Energy Call: March 35	3,700
		3,700	0.32%

	TOTAL CALL OPTIONS	43,900	3.80%

Money Market Funds
176,878	Fifth Third Prime Money Market .88%	176,878	15.31%

	TOTAL MONEY MARKET FUNDS	176,878	15.31%

	Total Investments (Cost - $1,100,594)	1,173,646	101.62%

	Other Assets Less Liabilities	(18,654)	-1.62%

	Net Assets	$1,154,992	100.00%

Prasad Growth Fund

Statement of Assets and Liabilities
September 30, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$1,173,646
(Identified Cost - $1,100,594)
Cash	1,000
Receivables:
Dividends and Interest	707
Total Assets	1,175,353
Liabilities
Accrued Management Fees	1,219
Securities Purchased	19,142
Total Liabilities	20,361
Net Assets	$1,154,992
Net Assets Consist of:
Paid in Capital	1,983,611
Accumulated Undistributed Net Investment Income	1,668
Accumulated Realized Loss on Options - Net	(296,546)
Accumulated Realized Loss on Investments - Net	(606,793)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	73,052
Net Assets, for 224,560 Shares Outstanding	$1,154,992
Net Asset Value and Redemption Price
Per Share ($1,154,992/224,560 shares)	$5.14

Prasad Growth Fund

Statement of Operations
For the six months ended September 30, 2004 (Unaudited)

Investment Income:
Dividends	$8,586
Interest	174
Total Investment Income	8,760
Expenses
Management Fees (Note 2)	7,092
Total Expenses	7,092

Net Investment Income	1,668

Realized and Unrealized Gain on Investments:
Realized Loss on Investments	(44,706)
Realized Loss on Options	(9,063)
Unrealized Appreciation on Investments	55,502
Net Realized and Unrealized Gain on Investments	1,733

Net Increase in Net Assets from Operations	$3,401

Prasad Growth Fund

Statement of Changes in Net Assets
	Six Months	For the Year
	Ended	Ended
	9/30/2004	3/31/2004
From Operations:
Net Investment Income (Loss)	$1,668	($3,991)
Net Realized Gain (Loss) on Investments	(44,706)	221,555
Net Realized Gain (Loss) on Options	(9,063)	2,831
Net Unrealized Appreciation	55,502	109,872
Increase in Net Assets from Operations	3,401	330,267
From Capital Share Transactions:
Proceeds From Sale of Shares	182,500	333,879
Cost of Shares Redeemed	(4,798)	(244,757)
Net Increase from Shareholder Activity	177,702	89,122

Net Increase in Net Assets	181,103	419,389

Net Assets at Beginning of Period	973,889	554,500

Net Assets at End of Period	$1,154,992	$973,889

Share Transactions:
Issued	36,352	70,135
Reinvested	0	0
Redeemed	(1,064)	(47,947)
Net Increase in shares	35,288	22,188
Shares outstanding beginning of period	189,272	167,084
Shares outstanding end of period	224,560	189,272

Prasad Growth Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	Six Months	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	9/30/2004	3/31/2004	3/31/2004	3/31/2004	3/31/2004
Net Asset Value -
Beginning of Period	$5.15	$3.32	$4.36	$3.62	$17.60
Net Investment Income	0.01	(0.02)	(0.03)	(0.04)	(0.01)
Net Gains or Losses on Securities
(realized and unrealized)	(0.02)	1.85	(1.01)	0.78	(9.50)
Total from Investment Operations	(0.01)	1.83	(1.04)	0.74	(9.51)
Dividends
(from net investment income)	0.00	0.00	0.00	0.00	0.00
(from capital gains)	0.00	0.00	0.00	0.00	(4.47)
Total Distributions	0.00	0.00	0.00	0.00	(4.47)
Net Asset Value -
End of Period	$5.14	$5.15	$3.32	$4.36	$3.62

Total Return	-0.19%	55.12%	-24.31%	20.44%	-67.00%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	1,155	974	555	823	688

Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.35%	(0.46)%	(0.74)%	(0.87)%	(0.10)%
Portfolio Turnover Rate	703.89%	890.60%	563.67%	523.69%	1013.09%

* Annualized

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2004 (UNAUDITED)

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Fund is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market mutual funds, high-quality short-term debt securities and money market instruments.  Significant accounting policies of the Fund are presented below:

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's net assets. The Advisor pays all expenses of the fund except for brokerage fees, taxes interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may elect to waive some or all of the fees and may reimburse expenses of the Fund.  The Fund paid investment management fees of $7,092 during the six months ending September 30, 2004.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

4.)

CAPITAL STOCK AND DISTRIBUTION

At September 30, 2004 an indefinite number of shares of capital stock were authorized, and paid in capital amounted to $1,983,611.

5.)

PURCHASES AND SALES OF SECURITIES

During the six months ending September 30, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,219,082 and $3,146,782 respectively.  There were no purchases or sales of U.S. Government obligations.

Additional Information

(Unaudited)

Information about Trustees and Officers

   The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Rajendra Prasad, M.D. * 1310 East Ocean Blvd. #1204 Long Beach, CA 90802 Age: 57	Trustee	Since Inception	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	1

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Samir Thakkar MBA, ChFC, CFP 575 Anton Boulevard, Suite 860 Costa Mesa, CA 92626	Trustee	Since Inception 9/1/1998	Managing Partner and Registered Principal 20/20 Financial Advisers, L. L. C.	1	0
Ratan Lalchandani 1516 Via Asturias Palos Verdes Estates, CA 90274	Trustee	Since 2/25/03	Engineer	1	0

Expense Example

As a shareholder of the Prasad Growth Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 through September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period*
	4/1/2004	9/30/2004	4/1/2004 to 9/30/2004

Actual	$1,000.00	$998.06	$7.51
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%
multiplied by the average account value over the period, multiplied by
183/365 (to reflect the one-half year period).

Prasad Series Trust Privacy Policy

In the course of doing business with Prasad Series Trust, you share personal and financial information with us.  We treat this information as confidential and recognize the importance of protecting access to it.

Collection of Customer Information

You may provide information when communicating or transacting with us in writing, electronically, or by phone.  For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us.  On occasion, such information may come from consumer reporting agencies and those providing services to us.

Disclosure of Customer Information

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.  We may share that information with companies that perform services for Prasad Series Trust.  When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information

We maintain physical, electronic, and procedural safeguards to protect your personal information.  Within Prasad Series Trust, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services.

Board of Trustees

Rajendra Prasad

Samir Thakkar

Ratan Lalchandani

Investment Adviser

Mutual Funds Leader, Inc.

57 Eaglecreek

Irvine, CA 92618

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, Ohio 44141

Custodian

U.S. Bank

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue, E

Cleveland, Ohio 44114

Independent Auditors

Meyler & Company, LLC.

Certified Public Accountants

One Arin Park

1715 Highway 35

Middletown, NJ 07748

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Not available at this time.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSRS is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s secon fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date December 9, 2004

* Print the name and title of each signing officer under his or her signature.